Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations

The following information presents the major classes of line items constituting the after-tax loss from discontinued operations in the consolidated statements of operations:

	Year Ended
	December 31,	December 31,
	2024	2023
Revenue	$-	$181,012
Cost of goods sold	-	-
Gross margin	-	181,012

Selling, general, and administrative expenses	-	(1,166,120)
Impairment of assets	-	(2,211,462)

Other (income) expense:
Interest expense	-	(306,032)
Gain on sale of assets	-	11,268
Gain on settlement of accounts payable	-	81,263
Gain on settlement of operating lease	-	2,041,080
Loss from discontinued operations, net of tax	$-	$(1,368,991)
	Year Ended
	December 31,	December 31,
	2024	2023

Depreciation expense	$-	$81,765
Cash used for construction in progress and fixed assets	$-	$-
Impairment of RTU assets	$-	$544,063
Impairment of property and equipment	$-	$1,667,399